Share-based Compensation - Summary of Class B Common Stock, Issued as Incentive Awards, Activity (Detail) - Incentive Awards [Member] - Common Class B [Member]	3 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Non Vested Share Activity [Line Items]
Shares outstanding beginning (in shares) | shares	0
Shares granted (in shares) | shares	12,321,282
Shares vested (in shares) | shares	(11,070,502)
Shares forfeited (in shares) | shares	(7,074)
Shares outstanding ending (in shares) | shares	1,243,706
Shares outstanding beginning (in dollars per share) | $ / shares
Shares granted (in dollars per share) | $ / shares	12.67
Shares vested (in dollars per share) | $ / shares	12.6
Shares forfeited (in dollars per share) | $ / shares	13.3
Shares outstanding ending (in dollars per share) | $ / shares	$ 13.3